UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2454

Oppenheimer Government Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value

Short-Term Notes/Commercial Paper—5.4%

CA ABAG Finance Authority for Nonprofit Corp., 0.86%[1]	5/5/17	5/5/17	$4,545,000	$4,545,000

CA Statewide Communities Development Authority, 0.86%[1]	5/5/17	5/5/17	6,500,000	6,500,000

Denver, CO City & County Multi-Family Housing, 0.85%[1]	5/5/17	5/5/17	5,995,000	5,995,000

FL Housing Finance Corp., 0.90%[1]	5/5/17	5/5/17	4,350,000	4,350,000

Fresno, CA Multi-Family Housing, 0.89%[1]	5/5/17	5/5/17	5,900,000	5,900,000

Los Angeles, CA Community Redevelopment Agency, 0.84%[1]	5/5/17	5/5/17	3,500,000	3,500,000

Nassau County, NY Industrial Development Agency, 0.90%[1]	5/5/17	5/5/17	9,000,000	9,000,000

New York State Dorm Authority:
0.84%[1]	5/5/17	5/5/17	4,900,000	4,900,000
0.85%[1]	5/5/17	5/5/17	3,235,000	3,235,000

New York State Housing Finance Agency:
0.85%[1]	5/5/17	5/5/17	37,800,000	37,800,000
0.97%[1]	5/5/17	5/5/17	3,000,000	3,000,000

OR Housing & Community Services Department, 0.86%[1]	5/5/17	5/5/17	4,000,000	4,000,000

Pima County, AZ Industrial Development Authority, 0.90%[1]	5/5/17	5/5/17	3,000,000	3,000,000

Salt Lake County, UT Multi-Family Housing Authority, 0.90%[1]	5/5/17	5/5/17	3,680,000	3,680,000

WA State Housing Finance Commission, 0.93%[1]	5/5/17	5/5/17	5,350,000	5,350,000

Total Short-Term Notes/Commercial Paper (Cost $104,755,000)				104,755,000

U.S. Government Agencies—52.9%

Federal Agricultural Mortgage Corp.:
0.672%[2]	8/14/17	8/14/17	9,000,000	8,982,412
0.826%[2]	9/25/17	9/25/17	12,000,000	11,959,820
0.846%[2]	10/16/17	10/16/17	10,000,000	9,960,800
0.926%[1]	5/25/17	7/25/17	10,000,000	10,000,000
0.953%[1]	5/3/17	11/3/17	15,000,000	15,000,000
0.953%[1]	5/3/17	1/3/18	15,000,000	15,000,000
0.98%[1]	4/29/17	12/1/17	15,000,000	15,000,000
0.99%[1]	4/29/17	12/27/17	8,000,000	8,000,000
1.01%[1]	4/29/17	12/1/17	10,000,000	10,000,000
1.20%	12/29/17	12/29/17	13,400,000	13,428,671

Federal Farm Credit Bank:
0.998%[1]	5/22/17	9/22/17	10,000,000	10,001,032
1.00%[1]	5/13/17	10/13/17	3,900,000	3,901,566
1.002%[1]	5/27/17	11/27/17	8,780,000	8,782,887
1.02%[1]	4/29/17	5/14/18	6,000,000	6,002,478
1.02%[1]	4/29/17	3/9/18	4,000,000	4,002,766

1      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value

U.S. Government Agencies (Continued)

Federal Farm Credit Bank: (Continued)
1.024%[1]	5/8/17	12/8/17	$1,250,000	$1,251,418
1.042%[1]	5/2/17	11/20/17	6,000,000	6,001,123
1.044%[1]	5/16/17	4/16/18	6,500,000	6,511,892
1.063%[1]	5/20/17	11/20/17	4,000,000	4,005,283
1.07%[1]	4/29/17	9/18/17	3,680,000	3,681,722
1.081%[1]	5/25/17	5/25/18	2,000,000	2,004,594
1.085%[2]	2/8/18	2/8/18	8,000,000	7,932,394
1.09%[2]	2/26/18	2/26/18	5,000,000	4,954,850
1.10%[1]	4/29/17	5/14/18	10,000,000	10,000,000
1.103%[1]	6/26/17	3/26/18	5,850,000	5,862,588
1.125%	9/22/17	9/22/17	4,000,000	4,004,424
1.131%[2]	1/25/18	1/25/18	11,000,000	10,907,942
1.15%[1]	4/29/17	4/5/18	10,000,000	10,024,333
1.17%[1]	5/1/17	8/1/17	7,000,000	7,005,271

Federal Home Loan Bank:
0.599%[1]	5/15/17	8/15/17	15,000,000	15,000,486
0.622%[2]	6/2/17	6/2/17	10,000,000	9,994,489
0.625%	10/26/17	10/26/17	26,010,000	25,986,957
0.632%[2]	7/24/17	7/24/17	10,000,000	9,985,300
0.637%[2]	7/28/17	7/28/17	20,000,000	19,968,956
0.642%[2]	8/9/17	8/9/17	22,000,000	21,960,889
0.642%[2]	8/1/17	8/1/17	6,000,000	5,990,187
0.662%[2]	6/21/17	6/21/17	10,100,000	10,090,556
0.674%[2]	7/19/17	7/19/17	49,514,000	49,440,992
0.676%[2]	7/26/17	7/26/17	30,075,000	30,026,555
0.697%[2]	8/23/17	8/23/17	12,000,000	11,973,590
0.70%	6/5/17	6/5/17	10,000,000	10,000,000
0.729%[2]	7/21/17	7/21/17	30,800,000	30,749,611
0.74%	9/22/17	9/22/17	12,500,000	12,496,119
0.745%[1]	7/27/17	7/27/17	10,000,000	9,999,275
0.75%	8/28/17	8/28/17	8,375,000	8,371,868
0.75%[1]	7/10/17	7/10/17	20,000,000	20,000,000
0.77%[1]	7/6/17	7/6/17	20,000,000	20,000,000
0.771%[2]	5/5/17	5/5/17	12,000,000	11,998,973
0.771%[2]	5/11/17	5/11/17	2,000,000	1,999,572
0.772%[1]	6/7/17	3/7/18	13,000,000	12,997,415
0.781%[2]	5/24/17	5/24/17	15,000,000	14,992,525
0.782%[2]	7/5/17	7/5/17	11,000,000	10,984,508
0.785%[2]	9/22/17	9/22/17	6,399,000	6,379,004
0.792%[1]	5/16/17	5/16/17	10,000,000	10,000,000
0.815%[1]	6/1/17	9/1/17	3,200,000	3,201,218
0.816%[1]	5/25/17	1/25/18	10,000,000	10,000,000
0.831%[2]	7/10/17	7/10/17	15,000,000	14,975,792
0.833%[2]	8/16/17	8/16/17	12,000,000	11,970,397
0.845%[1]	5/25/17	2/23/18	10,000,000	10,000,000
0.846%[1]	5/6/17	4/6/18	15,000,000	15,000,000

2      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value

U.S. Government Agencies (Continued)

Federal Home Loan Bank: (Continued)
0.862%[1]	5/22/17	11/22/17	$20,000,000	$20,000,000
0.868%[2]	8/11/17	8/11/17	9,750,000	9,726,104
0.875%	3/19/18	3/19/18	5,000,000	4,987,873
0.892%[1]	7/26/17	1/26/18	11,000,000	11,000,000
0.902%[2]	8/25/17	8/25/17	19,000,000	18,945,029
0.906%[1]	6/8/17	3/8/18	11,000,000	11,000,000
0.918%[1]	5/22/17	11/22/17	10,000,000	9,999,280
0.929%[2]	9/29/17	9/29/17	3,000,000	2,988,360
0.93%[1]	7/6/17	4/6/18	10,000,000	10,000,000
0.954%[2]	10/11/17	10/11/17	700,000	696,989
0.957%[2]	10/13/17	10/13/17	8,300,000	8,263,769
0.959%[2]	10/20/17	10/20/17	10,500,000	10,452,145
0.998%[1]	5/9/17	8/9/17	27,010,000	27,030,560
1.003%[1]	5/28/17	11/28/17	10,000,000	10,000,383
1.004%[1]	5/8/17	12/8/17	15,000,000	14,999,545
1.018%[1]	5/4/17	8/4/17	10,000,000	10,000,000
1.019%[1]	5/17/17	5/17/18	3,000,000	3,005,209
1.023%[1]	5/5/17	9/5/17	4,830,000	4,831,040
1.032%[1]	5/25/17	8/25/17	9,000,000	9,009,174
1.043%[1]	5/28/17	6/28/17	10,000,000	10,001,807
1.053%[1]	5/5/17	12/5/17	20,790,000	20,807,953
1.056%[1]	5/7/17	12/7/17	19,215,000	19,230,061
1.061%[1]	5/7/17	12/7/17	5,000,000	5,007,483
1.09%[1]	7/27/17	10/27/17	8,250,000	8,260,161
1.102%[1]	7/26/17	1/26/18	12,800,000	12,824,743
2.25%	9/8/17	9/8/17	15,000,000	15,077,759

Federal Home Loan Mortgage Corp.:
0.75%	7/14/17	7/14/17	8,000,000	8,000,306
0.75%	1/12/18	1/12/18	5,000,000	4,992,455
1.00%	12/15/17	12/15/17	8,000,000	8,005,034
1.00%	7/25/17	7/25/17	3,000,000	3,001,978
1.03%[1]	5/13/17	11/13/17	13,000,000	13,005,291

Freddie Mac:
0.501%[2]	5/16/17	5/16/17	10,000,000	9,997,917
5.125%	11/17/17	11/17/17	4,000,000	4,093,449

Total U.S. Government Agencies (Cost $1,029,947,357)				1,029,947,357

U.S. Government Obligations—5.0%

United States Treasury Nts.:
0.625%	8/31/17	8/31/17	16,000,000	15,992,845
0.875%	11/15/17	11/15/17	12,500,000	12,502,229
1.00%	3/15/18	3/15/18	8,000,000	7,991,171
1.875%	9/30/17	9/30/17	28,000,000	28,115,205

3      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value

U.S. Government Obligations (Continued)

United States Treasury Nts.: (Continued) 4.25%	11/15/17	11/15/17	$32,400,000	$32,990,052

Total U.S. Government Obligations (Cost $97,591,502)				97,591,502
			Shares

Investment Company—3.3%

Oppenheimer Institutional Government Money Market Fund,
Cl. E, 0.71%[3,4] (Cost $63,862,934)			63,862,934	63,862,934

			Principal
			Amount

Repurchase Agreements—33.3%

Repurchase Agreements[5] (Cost $647,500,000)			$647,500,000	647,500,000

Total Investments, at Value (Cost $1,943,656,793)			99.9%	1,943,656,793

Net Other Assets (Liabilities)			0.1	1,907,473

Net Assets			100.0%	$1,945,564,266

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2016	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. Ea	—	69,562,934	5,700,000	63,862,934

			Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. Ea			$63,862,934	$62,154

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

4      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Footnotes to Statement of Investments (Continued)

5. Repurchase agreements:

Counterparty		Lending Rate	Settlement Date	Maturity Date	Principal Amount

Credit Agricole
Corp. &
Investment Bank		0.78%	4/27/17	5/4/17	$40,000,000

Credit Agricole
Corp. &
Investment Bank		0.79	4/28/17	5/1/17	68,700,000

Credit Agricole
Corp. &
Investment Bank		0.81	4/28/17	5/1/17	31,300,000

Deutsche Bank
Securities, Inc.		0.80	4/3/17	5/4/17	20,000,000

Deutsche Bank
Securities, Inc.		0.85	4/28/17	5/1/17	36,000,000

Deutsche Bank
Securities, Inc.		0.85	4/19/17	5/10/17	20,000,000

IntL FCStone
Financial, Inc.		0.83	4/28/17	5/1/17	11,000,000

RBC Dominion
Securities, Inc.		0.77	4/26/17	5/3/17	48,000,000

RBC Dominion
Securities, Inc.		0.77	4/25/17	5/2/17	18,000,000

RBC Dominion
Securities, Inc.		0.80	4/28/17	5/1/17	63,000,000

South Street
Securities LLC		0.90	4/28/17	5/1/17	196,000,000

TD Securities
(USA) LLC		0.78	4/25/17	5/2/17	48,000,000

TD Securities
(USA) LLC		0.82	4/28/17	5/1/17	47,500,000

Counterparty	Collateralized By		Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]

Credit Agricole	U.S. Treasury Nts., 2.75%, 2/15/24
Corp. &	and U.S. Treasury Bonds, 4.50%,
Investment Bank 8/15/39			$(40,806,315)	$40,000,000	$40,006,191

Credit Agricole
Corp. &	U.S. Government Agency Mortgages,
Investment Bank 1.06%, 6/22/18			(70,079,014)	68,700,000	68,704,916

Credit Agricole	U.S. Treasury Nts., 1.75%, 12/31/20
Corp. &	and U.S. Treasury Bonds, 2.50%,
Investment Bank 2/15/46			(31,928,247)	31,300,000	31,302,203

Deutsche Bank
Securities, Inc.	U.S. Treasury Nts., 0.75%, 4/15/18		(20,412,773)	20,000,000	20,012,523

Deutsche Bank
Securities, Inc.	U.S. Treasury Nts., 1.625%, 11/30/20		(36,722,606)	36,000,000	36,002,555

5      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Deutsche Bank
Securities, Inc.	U.S. Treasury Nts., 0.75%, 4/15/18	$(20,405,795)	$20,000,000	$20,005,682

	U.S. Treasury Nts., 0.50%-3.125%,
IntL FCStone	5/1/17-11/15/26 and U.S. Treasury
Financial, Inc.	Bonds, 7.875%, 2/15/21	(11,224,872)	11,000,000	11,000,761

	U.S. Treasury Nts., 0.125%-
	2.125%, 3/31/19-7/15/26 and U.S.
RBC Dominion	Government Agency Mortgages,
Securities, Inc.	3.50%-4.50%, 4/1/32-4/20/47	(48,964,950)	48,000,000	48,004,853

	U.S. Treasury Nts., 1.25%-2.00%,
	2/15/18-9/30/23 and U.S.
RBC Dominion	Government Agency Mortgages,
Securities, Inc.	3.00%-4.50%, 4/1/32-2/20/47	(18,362,356)	18,000,000	18,002,310

	U.S. Treasury Nts., 1.00%-3.00%,
	10/31/18-11/15/45 and U.S.
RBC Dominion	Government Agency Mortgages,
Securities, Inc.	3.00%-5.00%, 10/20/39-4/20/47	(64,264,307)	63,000,000	63,004,222

South Street	U.S. Government Agency Mortgages,
Securities LLC	0.75%-7.00%, 5/17/17-9/15/58	(199,934,996)	196,000,000	196,014,702

TD Securities	U.S. Treasury Nts., 0.75%-1.75%,
(USA) LLC	10/31/18-4/30/22	(48,966,388)	48,000,000	48,006,263

	U.S. Treasury Nts., 0.75%-2.00%,
	10/31/18-6/30/23 and U.S. Treasury
	Bonds, 3.125%, 11/15/41 and U.S.
TD Securities	Government Mortgages, 3.00%-
(USA) LLC	4.00%, 1/1/28-2/1/43	(48,453,318)	47,500,000	47,503,253

		$(660,525,937)	$647,500,000	$647,570,434

a. Includes accrued interest.

6      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Government Money Market Fund (the “Fund”), formerly Oppenheimer Money Market Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can

7      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Short-Term Notes/Commercial Paper	$—	$104,755,000	$—	$104,755,000
U.S. Government Agencies	—	1,029,947,357	—	1,029,947,357
U.S. Government Obligations	—	97,591,502	—	97,591,502
Investment Company	63,862,934	—	—	63,862,934
Repurchase Agreement	—	647,500,000	—	647,500,000

Total Assets	$63,862,934	$1,879,793,859	$—	$1,943,656,793

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are

8      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

3. Investments and Risks (Continued)

included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields,

9      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS unaudited / Continued

4. Market Risk Factors (Continued)

are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral Received[1]	Net Exposure[2]

Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$40,006,191	$(40,806,315)	$(800,124)
Credit Agricole Corp. & Investment Bank	68,704,916	(70,079,014)	(1,374,098)
Credit Agricole Corp. & Investment Bank	31,302,203	(31,928,247)	(626,044)
Deutsche Bank Securities, Inc.	20,012,523	(20,412,773)	(400,250)
Deutsche Bank Securities, Inc.	36,002,555	(36,722,606)	(720,051)
Deutsche Bank Securities, Inc.	20,005,682	(20,405,795)	(400,113)
IntL FCStone Financial, Inc.	11,000,761	(11,224,872)	(224,111)
RBC Dominion Securities, Inc.	48,004,853	(48,964,950)	(960,097)
RBC Dominion Securities, Inc.	18,002,310	(18,362,356)	(360,046)
RBC Dominion Securities, Inc.	63,004,222	(64,264,307)	(1,260,085)
South Street Securities LLC	196,014,702	(199,934,996)	(3,920,294)
TD Securities (USA) LLC	48,006,263	(48,966,388)	(960,125)
TD Securities (USA) LLC	47,503,253	(48,453,318)	(950,065)

	$647,570,434

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

10      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Government Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 6/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 6/16/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date: 6/16/2017